NOTE 8 ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 8 ACCOUNTS RECEIVABLE
Accounts receivable
	December 31, 2020	December 31, 2019
	$	$
Trade receivables, net	245,891	24,482
GST receivable	18,975	-
	264,866	24,482